Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Intangible assets
Additions	$ 17,770	$ 141
Acquisitions through business combinations	17,664	52
Disposal of intangible assets	$ 0	$ 0